Balance Sheets (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Apr. 28, 2012	Jan. 28, 2012
Current assets:
Cash and cash equivalents	$ 36,722	$ 56,081	$ 14,503	$ 41,293
Inventories	75,339	60,831	51,531	38,790
Income taxes receivable			7,400
Prepaid income taxes	621	36		0
Deferred income taxes	1,441	1,295	4,911	4,863
Prepaid expenses and other current assets	10,481	11,433	10,706	7,303
Total current assets	124,604	129,676	89,051	92,249
Property and equipment, net of accumulated depreciation and amortization	61,611	59,040	44,441	42,040
Other assets	877	944	449	238
Total Assets	187,092	189,660	133,941	134,527
Current liabilities:
Line of credit	0	0	0	0
Current portion of notes payable	15,000	15,000	0	0
Accounts payable	27,971	27,952	22,496	23,588
Income taxes payable	558	7,083	1,019	9,139
Accrued salaries and wages	2,725	4,204	1,436	9,254
Current portion of notes payable	13,569	14,545	11,235	7,961
Total current liabilities	59,823	68,784	36,186	49,942
Notes payable	19,500	19,500	250	250
Deferred rent and other	31,187	29,082	22,258	20,933
Deferred income taxes	1,431	1,550	5,708	1,306
Total liabilities	111,941	118,916	64,402	72,431
Commitments and contingencies (note 4)
Preferred stock, value	0	0	191,855	191,855
Shareholders' equity (deficit):
Common stock, value	540	540	183	162
Additional paid-in capital	273,474	270,637	12,270	3,691
Accumulated deficit	(198,863)	(200,433)	(134,769)	(133,612)
Total shareholders' (deficit) equity	75,151	70,744	(122,316)	(129,759)
Total liabilities and shareholders' (deficit) equity	$ 187,092	$ 189,660	$ 133,941	$ 134,527